Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 23, 2022
Balance, shares at Mar. 23, 2022
Common shares issued for 500K note conversion at $0.0248 per share		$ 2,016	497,984		500,000
Common shares issued for 500K note conversion at $0.0248 per share, shares		20,160,926
Net Loss				(1,932,194)	(1,932,194)
Common shares issued for cash valued at $0.01 per share		$ 3,050	301,950		305,000
Common shares issued for cash valued at $0.01 per share, shares		30,500,000
Preferred shares issued for founder services valued at par value	$ 500				500
Preferred shares issued for founder services valued at par value, shares	5,000,000
Common shares issued for founders services valued at par value		$ 1,000			1,000
Common shares issued for founders services valued at par value, shares		10,000,000
Paid-in-capital for contributed tangible software			771,970		771,970
Common shares issued for cash valued at $0.50 per share		$ 50	249,950		250,000
Common shares issued for cash valued at $0.50 per share, shares		500,000
Common shares issued for cash valued at $0.75 per share		$ 247	1,849,753		1,850,000
Common shares issued for cash valued at $0.75 per share, shares		2,466,667
Common shares issued for services valued at $0.75 per share		$ 33	24,997		25,000
Common shares issued for services valued at $0.75 per share, shares		33,333
Balance at Dec. 31, 2022	$ 500	$ 6,396	3,696,604	(1,932,194)	1,771,306
Balance, shares at Dec. 31, 2022	5,000,000	63,660,926
Net Loss					(2,026,766)
Balance at Sep. 30, 2023	$ 500	$ 6,605	5,471,780	(3,958,960)	1,519,925
Balance, shares at Sep. 30, 2023	5,000,000	66,046,350
Balance at Dec. 31, 2022	$ 500	$ 6,396	3,696,604	(1,932,194)	1,771,306
Balance, shares at Dec. 31, 2022	5,000,000	63,660,926
Net Loss				(2,975,857)	(2,975,857)
Shares issued for note conversion of $1,100,000 at conversion price of $0.46		$ 239	1,788,829		1,789,068
Shares issued for note conversion of $1,100,000 at conversion price of $0.46, shares		2,385,424
Shares issued for note conversion of $6,995 at conversion price of $0.47		$ 1	10,498		10,499
Shares issued for note conversion of $6,995 at conversion price of $0.47, shares		13,998
Shares issued/cancelled for original note (March 2022) conversion at $0.0248		$ 79	19,586		19,665
Shares issued/cancelled for original note (March 2022) conversion at $0.0248, shares		792,942
Adjustment for common shares originally issued for cash valued at $0.75 (original) to $0.50 (adjusted) for Eyeon Investments PtyLtd.		$ 43	324,957		325,000
Adjustment for common shares originally issued for cash valued at $0.75 (original) to $0.50 (adjusted) for Eyeon Investments PtyLtd.		433,333
Balance at Dec. 31, 2023	$ 500	$ 6,758	5,840,474	(4,908,051)	939,681
Balance, shares at Dec. 31, 2023	5,000,000	67,286,621
Balance at Jun. 30, 2023	$ 500	$ 6,366	3,682,950	(2,727,469)	962,347
Balance, shares at Jun. 30, 2023	5,000,000	63,660,926
Common shares issued for 500K note conversion at $0.0248 per share		$ 239	1,788,830		1,789,069
Common shares issued for 500K note conversion at $0.0248 per share, shares		2,385,424
Net Loss				(1,231,491)	(1,231,491)
Balance at Sep. 30, 2023	$ 500	$ 6,605	5,471,780	(3,958,960)	1,519,925
Balance, shares at Sep. 30, 2023	5,000,000	66,046,350
Balance at Dec. 31, 2023	$ 500	$ 6,758	5,840,474	(4,908,051)	939,681
Balance, shares at Dec. 31, 2023	5,000,000	67,286,621
Net Loss					(3,060,087)
Balance at Sep. 30, 2024	$ 500	$ 31,332	11,168,309	(9,157,767)	2,042,374
Balance, shares at Sep. 30, 2024	5,000,000	313,319,980
Balance at Jun. 30, 2024	$ 500	$ 28,765	7,446,953	(7,069,342)	406,876
Balance, shares at Jun. 30, 2024	5,000,000	67,650,000
Common shares issued for 500K note conversion at $0.0248 per share		$ 270	2,025,224		2,025,494
Common shares issued for 500K note conversion at $0.0248 per share, shares		2,700,299
Net Loss				(2,088,425)	(2,088,425)
Shares issued for note conversion of $515,750 at conversion price of par value			515,750		515,750
Shares issued for note conversion of $182,669 at conversion price of par value			182,699		182,699
Common shares issued for cash valued at $0.01 per share		$ 2,297	997,683		999,980
Common shares issued for cash valued at $0.01 per share, shares		310,619,681
Balance at Sep. 30, 2024	$ 500	$ 31,332	$ 11,168,309	$ (9,157,767)	$ 2,042,374
Balance, shares at Sep. 30, 2024	5,000,000	313,319,980